Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents
Schedule of cash and cash equivalents
	Weighted average rate (p. a.)	December 31, 2025	December 31, 2024
Cash and bank balances		12,290	8,708
Short-term financial investments
Short-term financial investments – Brazilian Reais	14.97%	9,639	31,758
Short-term financial investments – US dollars	2.66%	21,787	12,379
Short-term financial investments – Pound sterling	2.46%	2,515	3,180
Short-term financial investments – Canadian Dollar	0.40%	1,153	596
Short-term financial investments – Chinese Yuan	1.30%	480	-
Total		47,864	56,621